Condensed Consolidated Statements Of Cash Flows - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Cash flows from operating activities:
Net (loss) income			$ (82,694,000)	$ (66,411,000)	$ (135,896,000)		$ (72,260,000)	$ (161,470,000)
Adjustments to reconcile net income loss to net cash used in operating activities:
Change in fair value of derivative warrant liabilities			(16,510,000)	0
Transaction costs allocated to derivative liabilities upon Business Combination			6,673,000	0
Remeasurement of convertible preferred stock warrant liability			(1,616,000)	1,308,000	1,234,000		964,000	430,000
Stock-based compensation			24,534,000	7,269,000	14,610,000		7,762,000	11,960,000
Depreciation and amortization			2,864,000	2,337,000	4,992,000		4,115,000	2,361,000
Non-cash interest expense			312,000	313,000	704,000		917,000	848,000
Gain on purchase of a business					0		0	(2,670,000)
Inventory reserve			1,693,000	1,719,000	4,725,000		1,820,000	349,000
Loss on extinguishment of debt			0	1,027,000	1,027,000		0	0
Other non-cash expenses			139,000	387,000	1,274,000		401,000	215,000
Changes in operating assets and liabilities:
Accrued costs and expenses			525,000	7,327,000	(817,000)		5,582,000	(1,829,000)
Inventory			(734,000)	(11,320,000)	(12,598,000)		(18,611,000)	(1,661,000)
Prepaids and other assets			613,000	(3,059,000)	(3,294,000)		(1,437,000)	(194,000)
Accounts payable			(3,495,000)	(3,426,000)	(2,489,000)		(16,250,000)	19,286,000
Deferred revenue			1,308,000	1,788,000	148,000		2,102,000	4,603,000
Operating lease right-of-use assets and liabilities			(52,000)	45,000	65,000		278,000	0
Other liabilities			302,000	(1,103,000)	(774,000)		961,000	2,967,000
Net cash used in operating activities			(66,138,000)	(61,799,000)	(127,089,000)		(83,656,000)	(124,805,000)
Cash Flows from Investing Activities:
Purchase of investments					0		0	(8,640,000)
Proceeds from maturities of investments					0		0	8,700,000
Purchase of property and equipment			(2,610,000)	(2,845,000)	(5,768,000)		(4,820,000)	(10,744,000)
Purchase of intangible assets					0		0	(873,000)
Acquisition of a business					0		0	(750,000)
Net cash used in investing activities			(2,610,000)	(2,845,000)	(5,768,000)		(4,820,000)	(12,307,000)
Cash flows from financing activities:
Proceeds from issuance of common stock upon Closing of Business Combination			97,100,000	0
Proceeds From Contingently Redeemable Convertible Common Stock			27,500,000	0
Payment of offering costs			(1,267,000)	(340,000)	(1,396,000)		0	0
Proceeds from issuance of convertible preferred stock, net of issuance costs					0		214,790,000	96,529,000
Proceeds from issuance of debt			0	25,000,000	60,000,000		43,513,000	17,172,000
Repayment of debt			(562,000)	(21,165,000)	(21,932,000)		(33,118,000)	(6,029,000)
Payment of debt extinguishment			0	(2,499,000)	(2,499,000)		0	0
Payment of debt issuance costs			(211,000)	(375,000)	(375,000)		(279,000)	(365,000)
Proceeds from exercise of stock options and warrants			237,000	525,000	1,209,000		3,264,000	140,000
Repurchase of common stock			(32,000)	(297,000)	(297,000)		0	0
Net cash provided by financing activities			122,765,000	849,000	34,710,000		228,170,000	107,447,000
Net increase (decrease) in cash and cash equivalents			54,017,000	(63,795,000)	(98,147,000)		139,694,000	(29,665,000)
Cash and cash equivalents at beginning of year	$ 78,376,000		78,376,000	176,523,000	176,523,000		36,829,000	66,494,000
Cash and cash equivalents at end of year			132,393,000	112,728,000	78,376,000	$ 78,376,000	176,523,000	36,829,000
Supplemental Cash Flow Information [Abstract]
Cash paid for income taxes			61,000	52,000	52,000		4,000	1,000
Cash paid for interest			3,052,000	1,299,000	4,472,000		3,887,000	1,153,000
Cash Flow, Noncash Investing and Financing Activities Disclosure [Abstract]
Transaction costs, convertible preferred stock and contingently redeemable convertible common stock issuance costs included in accounts payable and accrued liabilities			21,435,000	291,000
Purchases of property and equipment included in accounts payable and accrued liabilities			122,000	139,000	112,000		86,000	408,000
Issuance of common stock for business and asset acquisitions							67,000	530,000
Deferred offering and convertible preferred stock issuance costs included in accounts payable and accrued liabilities					1,928,000		284,000
Debt issuance costs recorded with an offset to convertible preferred stock warrant liability							323,000	374,000
Initial measurement of common stock warrants recorded as debt issuance costs			0	1,622,000	1,622,000
Net exercise of preferred stock warrants			989,000	0
Conversion of contingently redeemable convertible common stock and convertible preferred stock to common stock			516,365,000
Assumption of derivative liabilities upon Business Combination			93,196,000,000
Reclassification of Grove's preferred stock warrant liability to additional paid-in capital			2,182,000,000
Vesting of early exercised stock options			125,000	$ 1,245,000	1,577,000		$ 68,000	$ 49,000
Virgin Group Acquisition Corp. II [Member]
Cash flows from operating activities:
Net (loss) income	(23,552,197)	$ (732,339)				2,698,369
Adjustments to reconcile net income loss to net cash used in operating activities:
Interest income on cash and investments held in Trust Account	(35,883)	(1,444)				(30,526)
Offering costs allocated to derivative warrant liabilities	0	497,634				570,496
Change in fair value of derivative warrant liabilities	(7,654,280)	208,793				(6,811,133)
Initial measurement of backstop derivative liability	30,234,314
Changes in operating assets and liabilities:
Prepaid assets	155,123	(1,244,423)				(770,439)
Accrued costs and expenses	395,513	1,266,779				2,419,324
Due to related party	30,000	0				1,667
Net cash used in operating activities	(427,410,000,000)	(5,000,000,000)				(1,922,242,000,000)
Cash Flows from Investing Activities:
Investment of cash in Trust Account	(402,500,000)	(350,000,000)				(402,500,000)
Net cash used in investing activities		(350,000,000)				(402,500,000)
Cash flows from financing activities:
Proceeds from purchase of Class B shares by initial shareholder	0	25,000				25,000
Proceeds from initial public offering, net of underwriters' discount	0	343,000,000				394,450,000
Proceeds from private placement	0	9,000,000				10,050,000
Proceeds from notes payable—related party						1,000,000
Payment of offering costs	0	(595,525)				(595,525)
Net cash provided by financing activities		351,429,475				404,929,475
Net increase (decrease) in cash and cash equivalents	(427,410)	1,424,475				507,233
Cash and cash equivalents at beginning of year	507,233	0	$ 507,233			0
Cash and cash equivalents at end of year	79,823	1,424,475			$ 507,233	507,233
Supplemental disclosure of cash flow information:
Deferred underwriting commissions charged to temporary equity	$ 0	$ 12,250,000				$ 14,087,500